Share capital and share-based payments - (Detail Textuals) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 $ / shares	Jun. 29, 2012 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense | $	$ 668		$ 1,174
RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Current maximum number of common shares authorized | shares					8,000,000
Number of RSU's granted under tranche two | shares	898,857		1,356,418
Fair value of RSU's granted under tranche two		$ 1.11
Weighted average fair value of RSUs exercised under tranche two		2.60		$ 2.62
Weighted average fair value of RSUs forfeited under tranche two		1.88		2.68
Weighted average fair value of RSUs outstanding under tranche two		$ 1.57		$ 2.34
Normal course issuer bid
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares purchased | shares	2,012,654
Shares purchased, value | $	$ 2,844
Shares purchased book value | $	$ 2,481